Long-term equity investment, net (Details) - CNY (¥) ¥ in Thousands			6 Months Ended		12 Months Ended
	Sep. 05, 2018	Jul. 07, 2018	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Long-term equity investment, net
Impairment loss for long-term equity investment			¥ 0	¥ 16,000	¥ 0
Haofangtong
Long-term equity investment, net
Number Of Shares Purchased Equity Securities Without Readily Determinable Fair Value	4,029,543
Ownership percentage acquired	7.00%
Consideration for purchase of financial instruments	¥ 56,000
Percentage Ownership For Additional Shares That Can Be Purchased Equity Securities Without Readily Determinable Fair Value	19.00%
Purchase Price Set For Additional Shares That Can Be Purchased Equity Securities Without Readily Determinable Fair Value	¥ 32,000
Haofangtong | Scenario, Plan [Member]
Long-term equity investment, net
Expected Cumulative Percentage Ownership After All Transactions		26.00%
Number Of Shares Purchased Equity Securities Without Readily Determinable Fair Value		4,029,543
Ownership percentage acquired		7.00%
Consideration for purchase of financial instruments		¥ 56,000
Number Of Additional Shares That Can Be Purchased Equity Securities Without Readily Determinable Fair Value		10,937,339
Percentage Ownership For Additional Shares That Can Be Purchased Equity Securities Without Readily Determinable Fair Value		19.00%
Purchase Price Set For Additional Shares That Can Be Purchased Equity Securities Without Readily Determinable Fair Value		¥ 32,000
Impairment loss for long-term equity investment			¥ 26,000